Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions	AcquisitionsComvest Credit Partners
On November 3, 2025, the Company purchased 75% of the partnership interests of Comvest Credit Partners (“Comvest”).
Consideration included $1,306 (US$938) in cash for the partnership interests and $22 (US$16) in cash for net working capital.
Comvest is a U.S. private credit manager with $17.5 billion of AUM as at the acquisition date. The acquisition is expected to
create a leading private credit asset management platform, co-branded as Manulife | Comvest, by aligning Comvest and
Manulife’s existing senior credit team. The acquisition of Comvest contributes to the Company’s expansion into the private credit market and adds and supports Manulife’s global growth strategy for wealth and asset management businesses.
Comvest minority partners have options to sell their interests to the Company (the “put options”) in 2028 and 2031 and the
Company has call options to purchase the remaining interests in 2028 and 2031. The fair value of the put options liability was recognized in other liabilities, then offset against the non-controlling interests with the difference recorded directly in retained earnings. The following table presents the fair value of the consideration, identifiable assets and liabilities, and the offsetting of the put options against equity.

As at November 3, 2025	Business acquisition	Put options adjustments	Total
Consideration	$(1,328)	$-	$(1,328)
Intangible assets	735	-	735
Goodwill(1)	739	-	739
Net assets	58	-	58
Total assets	1,532	-	1,532
Other liabilities - put options	-	431	431
Total liabilities	-	431	431
Non-controlling interests(2)	204	(204)	-
Shareholders and other equity holders’ retained earnings	-	(227)	(227)
Total equity	$204	$(431)	$(227)
(1)Goodwill will not be deductible for tax purposes.
(2)The Company measured non-controlling interests using the proportionate share of net assets method.
Due to the recent closing of the acquisition, the fair value determination and the purchase price accounting for this business combination have not been finalized. The final allocation of the purchase price as at November 3, 2025 will be determined after completing a comprehensive evaluation of the fair value of assets (including intangible assets) and liabilities acquired at that date.
PT Schroder Investment Management Indonesia
On September 24, 2025, the Company announced that it has entered into an agreement to acquire PT Schroder Investment
Management Indonesia, (“Schroders Indonesia”) strengthening the Company’s position as the largest asset manager in
Indonesia. It will enable the Company to deliver enhanced value to clients and stakeholders by leveraging the firm’s local expertise and client relationships. The transaction is subject to customary closing conditions and regulatory approvals.